Financial assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 1,243,289		€ 1,313,332
Impairment loss (reversal)	6,524	€ 6,275
Financial assets at amortised cost
Debt Instruments
Exposure in impaired assets purchased with impairment	1,169,661		1,225,475
Previously written-off assets recovered	845	800
Loss due to contract renegotiation and modification		66
Impairment loss (reversal)	6,469	€ 6,271
Financial instruments purchased credit impaired
Debt Instruments
Exposure in impaired assets purchased with impairment	382		€ 559
Financial instruments purchased credit impaired | Business combinations carried out
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 64